Average Annual Total Returns			12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	185 Months Ended	255 Months Ended	257 Months Ended	258 Months Ended		259 Months Ended	260 Months Ended	262 Months Ended			274 Months Ended	404 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent			12.02%		9.25%				7.01%													9.16%
Performance Inception Date		Apr. 30, 1990
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			14.66%		9.73%				7.21%									8.86%
Performance Inception Date		Feb. 19, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.97%		9.73%				6.98%												8.05%
Performance Inception Date		Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			16.92%		9.68%				7.17%											8.79%
Performance Inception Date		Feb. 20, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			18.58%		10.29%				7.36%										8.44%
Performance Inception Date		Mar. 15, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			18.80%		10.51%				7.61%												8.35%
Performance Inception Date		Mar. 15, 2001
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.19%		10.84%				7.93%		8.40%
Performance Inception Date		Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.04%		10.10%				6.88%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.64%		8.72%				6.25%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			19.32%		10.96%	9.38%
Performance Inception Date		Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			19.03%		10.74%				7.81%			10.36%
Performance Inception Date		Sep. 17, 2002
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.21%	4.32%
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			19.23%	4.37%
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			18.04%		9.75%				6.85%					8.43%
Performance Inception Date		Jun. 19, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			18.02%		9.75%				6.86%							8.16%
Performance Inception Date		May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			18.53%		10.24%				7.33%						8.94%
Performance Inception Date		Jun. 20, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			18.90%		10.58%				7.67%				10.09%
Performance Inception Date		Jul. 24, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			19.26%		10.91%				7.99%								9.16%
Performance Inception Date		May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			19.31%		10.96%				8.04%	12.03%
Performance Inception Date		May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			18.36%		10.07%			7.41%
Performance Inception Date		Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			19.14%		10.80%		8.98%
Performance Inception Date		Nov. 20, 2015
MSCI ACWI IMI (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.58%		11.49%				7.77%		7.19%
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.84%		9.85%				6.66%		7.70%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the MSCI All Country World Small Cap Index (the “Previous Primary Benchmark”) to the MSCI ACWI IMI, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.